Insurance contract liabilities - Disclosure of amounts arising from insurance contracts (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	S/ 11,426,631
End of year balances	12,501,723	S/ 11,426,631
Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	11,223,456	10,057,146	S/ 10,273,889
Insurance subscriptions	283,447	334,052	324,553
Acquisition of Mapfre portfolio	292,499
Time passage adjustments	200,100	976,303	(677,812)
Maturities and recoveries	(50,654)	(41,353)	(35,289)
Exchange differences	349,227	(102,692)	165,832
Others		0	5,973
End of year balances	12,298,075	11,223,456	10,057,146
Annuities [Member] | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	9,741,241	8,716,080	9,034,796
Insurance subscriptions	249,380	293,860	287,869
Time passage adjustments	162,654	823,644	(753,536)
Exchange differences	295,180	(92,343)	146,951
Others			0
End of year balances	10,448,455	9,741,241	8,716,080
Retirement, disability and survival annuities | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	779,455	715,217	676,949
Time passage adjustments	(34,163)	64,238	32,015
Others		0	6,253
End of year balances	745,292	779,455	715,217
Life insurance contracts [member] | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	630,801	558,347	499,931
Insurance subscriptions	2,259	1,692	4,553
Time passage adjustments	110,102	122,416	69,720
Maturities and recoveries	(50,654)	(41,353)	(35,289)
Exchange differences	53,663	(10,301)	19,710
Others		0	(278)
End of year balances	746,171	630,801	558,347
General Insurance | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	41,073	39,683	36,482
Insurance subscriptions	31,808	36,388	30,301
Time passage adjustments	(35,167)	(34,950)	(26,269)
Exchange differences	301	(48)	(829)
Others		0	(2)
End of year balances	38,015	41,073	39,683
SCTR | Technical reserves for insurance premiums (b)
Disclosure Of Amounts Arising From Insurance Contracts [Line Items]
Beginning of year balances	30,886	27,819	25,731
Insurance subscriptions		2,112	1,830
Acquisition of Mapfre portfolio	292,499
Time passage adjustments	(3,326)	955	258
Exchange differences	83
End of year balances	S/ 320,142	S/ 30,886	S/ 27,819